FEDERATED BALANCED ALLOCATION FUND
      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES
A Portfolio of Federated Managed Allocation Portfolios

SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2007.

Effective January 29, 2008, Federated American Leaders Fund, Inc. (FALF) will no longer be an underlying fund in the Federated Balanced Allocation Fund (FBAF). FALF will be replaced with Federated InterContinental Fund, (FICF) a portfolio of Federated Equity Funds.

In preparation for this change, proposed amendments to the Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission that will substitute with FICF effective on or about January 29, 2008, the anticipated date of the next annual update to FBAF's registration statement.

The updated registration statement will include information regarding FICF that is similar to what is provided for other underlying funds (e.g., investment strategy, risks, types of permissible investments and management of FICF).

The current prospectus and Statement of Additional Information of FICF is available at www.federatedinvestors.com or by calling Federated's toll free number at 1-800-341-7400.





                                                       December 12, 2007



Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861
 37788 (12/07)








                                      - 1 -



FEDERATED BALANCED ALLOCATION FUND
      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES
A Portfolio of Federated Managed Allocation Portfolios

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 1, 2007.

Effective January 29, 2008, Federated American Leaders Fund, Inc. (FALF) will no longer be an Underlying Fund in the Federated Balanced Allocation Fund (FBAF). FALF will be replaced with Federated InterContinental Fund, (FICF) a portfolio of Federated Equity Funds.

In preparation for this change, proposed amendments to the Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission that will substitute with FICF effective on or about January 29, 2008, the anticipated date of the next annual update to FBAF's registration statement.

The updated registration statement will include information regarding FICF that is similar to what is provided for other underlying funds (e.g., investment strategy, risks, types of permissible investments and management of FICF).

The current prospectus and Statement of Additional Information of FICF is available at www.federatedinvestors.com or by calling Federated's toll free number at 1-800-341-7400.





                                                       December 12, 2007



Federated Securities Corp., Distributor

Cusip 314212887
Cusip 314212879
Cusip 314212861
37789  (12/07)








                                      - 1 -